Share-based compensation - Restricted shares - Additional information (Details) ¥ in Thousands		12 Months Ended
	Jul. 25, 2017 shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 CNY (¥) $ / shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥) shares	Apr. 30, 2021 shares	Dec. 31, 2020 shares
Share-based compensation
Total income tax benefit recognized | ¥		¥ 0		¥ 0	¥ 0
Unvested shares | shares						20,250,000
Vesting of restricted shares
Share-based compensation
Number of shares issued to founders for services | shares	81,000,000
Percentage of RSU to be vested each year	25.00%
Vesting period	4 years
Granted weighted average grant date fair value | $ / shares			$ 0.0889
Fair value of shares vested | ¥					¥ 6,607
Unvested shares | shares					0		20,250,000
Vesting of share options
Share-based compensation
Total unrecognized compensation cost related to share-based compensation arrangements | ¥		¥ 16,719	$ 16,719	¥ 26,456
Remaining weighted-average period for recognition of total unrecognized compensation cost		2 years 1 month 13 days		2 years 7 months 20 days